Acquisitions and disposals - Narrative (Details) $ in Thousands		1 Months Ended		12 Months Ended
	May 03, 2022 USD ($) installment	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) ha	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of subsidiaries [line items]
General and administrative expenses				$ 84,287	$ 69,794	$ 53,428
Revenue of combined entity as if combination occurred at beginning of period				1,369,462
Profit (loss) on operations of combined entity as if combination occurred at beginning of period				249,462
Gain (loss) from disposal				0	$ 0	$ 2,064
Huelen Farm | Global Seward SLU and Peak City SLU
Disclosure of subsidiaries [line items]
Consideration paid (received)		$ (30,100)
Gain (loss) from disposal		(600)
Reclassification of revaluation surplus to retained earnings		$ 2,200
Province of Santa Fe
Disclosure of subsidiaries [line items]
Gain (loss) from disposal			$ 2,100
Cash collected from sale of wholly owned subsidiary			$ 12,100
Area of farm land | ha			811.70
Increase (decrease) through transfer between revaluation reserve and retained earnings regarding land sold			$ 8,000
Viterra Group
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	100.00%
Consideration transferred, acquisition-date fair value	$ 17,754
Number of installments to transfer consideration | installment	3
Consideration paid (received)	$ 2,000			634
Consideration paid towards assumed debt	8,000
Contingency liability upon certain conditions met	1,215
General and administrative expenses	193
Profit (loss) of combined entity as if combination occurred at beginning of period				$ 106,950
Contingent consideration recognised as of acquisition date	$ 17,900